Significant Related Party Transactions - Summary of Percentages of Holding of Related Parties with Control Relationship and Changes (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Hope Building [member]
Disclosure of transactions between related parties [line items]
Percentage of holding	100.00% [1]

[1]	The Group acquired 100% equity of Hope Building in 2018, and the sole purpose for the investment in Hope Building was to hold a property.